Investment Securities - Schedule of Amortized Cost and Estimated Fair value of Securities Available-for-Sale (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Securities available-for-sale
Securities available-for-sale, Less than 1 year, Amortized Cost	$ 13,500	$ 17,094
Securities available-for-sale, 1 to 5 years, Amortized Cost	48,706	55,924
Securities available-for-sale, 5 to 10 years, Amortized Cost	15,072	23,597
Securities available-for-sale, After 10 years, Amortized Cost	30,983	27,305
Securities available-for-sale, before Residential mortgage-backed securities	108,261	123,920
Securities available-for-sale	218,640	232,835	$ 196,114
Securities available-for-sale
Securities available-for-sale, Less than 1 year, Fair Value	13,546	17,092
Securities available-for-sale, 1 to 5 years, Fair Value	49,776	56,000
Securities available-for-sale, 5 to 10 years, Fair Value	15,655	23,733
Securities available-for-sale, After 10 years, Fair Value	31,871	26,872
Securities available-for-sale, before Residential mortgage-backed securities Fair Value	110,848	123,697
Securities available-for-sale, Fair Value	220,486	228,630	193,289
Residential Mortgage - Backed
Securities available-for-sale
Securities available-for-sale	110,379	108,915	125,768
Securities available-for-sale
Securities available-for-sale, Fair Value	$ 109,638	$ 104,933	$ 122,972